1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

April 3, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)

File Nos. 333-09341 and 811-07739

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data files in XBRL that reflect the Frontier Emerging Markets Portfolio’s risk/return summary information included in the Registrant’s Prospectus dated February 28, 2014, filed pursuant to Rule 497 on March 20, 2014 (SEC Accession No. 0001193125-14-107545) and incorporated herein by reference.

Please direct any questions concerning the filing to the undersigned at 212.698.3889.

Very truly yours,

/s/ Stephen H. Bier

Stephen H. Bier

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